Related party transactions (Details) (CNY) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Amounts due to related parties-short term		326,890	205,639
Amounts due from related parties-short term		3,356	1,137
Total amounts due from related parties		452,736	145,804
Outsourcing processing service provided		7,124	26,704	41,516
Rental expenses under operating lease agreements		53,422	23,357	14,992
Sales of products		396,505	243,220	67,790
Purchase of products		645,139	827,711	1,131,869
Purchase of equipment		1,967	2,481	460
Sales of equipment		5,000
Solar Silicon Valley
Related party transactions
Outsourcing processing service received				8,874
Hebei Jinglong
Related party transactions
Amounts due to related parties-short term		13,462	32,101
Amounts due from related parties-short term		113,000	86,712
Receivables from related parties-short term		65,567	1,016
Amounts due from related parties-long term		603	21,252
Initial term of long-term supply contract	4 years 6 months
Extended term of long-term supply contract					3 years
Purchase of silicon wafer supplies		205,047	191,339
Unused prepayment		113,603	107,964
Outsourcing processing service provided		1,024	17,899	0
Rental expenses under operating lease agreements		42,089	12,000	12,000
Guarantees received by entity		228
Accrued loss contingency related to guarantee		0
Xingtai Jinglong
Related party transactions
Amounts due to related parties-short term		60,807	20,871
Receivables from related parties-short term		58,750	11,110
Songgong Electronics
Related party transactions
Amounts due to related parties-short term		37,456	5,130
Receivables from related parties-short term		38,598	5,814
Yangguang Guifeng
Related party transactions
Amounts due to related parties-short term		55,965
Receivables from related parties-short term		44,266
Hebei Jinglong and Solar Silicon Valley | Solar Silicon Valley
Related party transactions
Purchase of silicon wafer supplies				1,506,609
Jin Wei
Related party transactions
Amounts due to related parties-short term		97,648	67,227
Receivables from related parties-short term		72,510	978
Yangzhou Property
Related party transactions
Receivables from related parties-short term		40,080
Guarantees received by entity		50,000
Guarantees provided by entity		20,000
Entrustment loan provided		40,000
Other related parties
Related party transactions
Amounts due to related parties-short term		61,552	32,229
Amounts due from related parties-short term			553
Receivables from related parties-short term		19,362	13,324
Outsourcing processing service provided			7,618	14,147
Sales of products			3,204	45,897
Purchase of products			12,515
Subsidiaries of Hebei Jinglong
Related party transactions
Outsourcing processing service provided		7,124	19,086	27,369
Sales of products		394,974	172,623	8,858
Purchase of products		609,635	464,511	1,128,937
Purchase of equipment		1,967	2,481	460
Sales of equipment		5,000
Heibei Ningjin Songgong Semiconductor Co., Ltd.
Related party transactions
Amounts due to related parties-short term			48,081
Receivables from related parties-short term		5,045
Sales of products		1,531	67,393	13,035
Purchase of products		35,504	350,685	2,932
Mr. Baofang Jin | Hebei Jinglong
Related party transactions
Percentage of ownership interest held by related party	32.96%
Mr. Baofang Jin | Jinglong BVI
Related party transactions
Percentage of ownership interest held by related party	32.96%